Share Capital and Reserves (Details 1)	12 Months Ended
Dec. 31, 2021 shares $ / shares
Warrants issued on March 18, 2021 [member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares	435,769
Fair value per share | $ / shares	$ 0.30
Risk free interest rate	0.53%
Expected life (Year)	3 years
Expected volatility	72.42%
Warrants issued on May 14, 2019 [member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares	500,000
Fair value per share | $ / shares	$ 0.10
Risk free interest rate	1.54%
Expected life (Year)	5 years
Expected volatility	44.25%